Equity Securities (Details) - USD ($)				12 Months Ended
	Apr. 09, 2019	Jan. 30, 2019	Nov. 03, 2017	Dec. 31, 2020	Dec. 31, 2019
Equity Securities (Details) [Line Items]
Aggregate purchase price				$ 7,192,537
Purchase agreement, description		one-for-two (1:2)
GHSI [Member]
Equity Securities (Details) [Line Items]
Aggregate purchase price			1,304,348
Common stock, par value			$ 0.001
Share price per share			$ 1.15	$ 0.42
Offering price per share					$ 0.22
Recognized fair value changes in gain amount				$ 130,435
Unrealized loss on securities					$ 1,356,565
Private Placement [Member]
Equity Securities (Details) [Line Items]
Aggregate purchase price			$ 1,500,000
IPO [Member]
Equity Securities (Details) [Line Items]
Aggregate purchase price	1,250,000
Offering price per share	$ 4.00
IPO [Member] | GHSI [Member]
Equity Securities (Details) [Line Items]
Aggregate purchase price	$ 5,000,000
Digital Grid (Hong Kong) Technology Co., Limited [Member] | GHSI [Member]
Equity Securities (Details) [Line Items]
Aggregate purchase price			4,347,827
Aggregate purchase price			$ 5,000,000